o TCAP SA-1


                        SUPPLEMENT DATED JUNE 13, 2002
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                   TEMPLETON CAPITAL ACCUMULATOR FUND, INC.
                             DATED JANUARY 1, 2002

The Statement of Additional Information is amended as follows:

The section "Organization, Voting Rights and Principal Holders" on page 19 is supplemented with the following:

      Effective June 13, 2002, the Fund was reorganized as a Delaware business trust under the name Templeton Capital Accumulator Fund.


               Please keep this supplement for future reference.